UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

July 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (91.89%)

AUTOMOBILES & COMPONENTS – (3.02%)
2,228	Continental AG (Germany)	$321,049
9,010	DaimlerChrysler AG, Registered (Germany)	816,058
184	Porsche AG (Germany)	333,891
		1,470,998
CAPITAL GOODS – (5.72%)
24,760	Blount International, Inc.*	281,521
414,000	Harbin Power Equipment Co. Ltd., Shares H (China)	708,318
1,448,000	Shanghai Electric Group Co. Ltd. Shares H (China)	679,917
6,000	Siemens AG, Registered (Germany)	759,390
22,460	Taeyoung Engineering & Construction (South Korea)	351,083
		2,780,229
CAPITAL MARKETS – (3.66%)
62,070	RHJ International* (Japan)	1,260,295
9,380	UBS AG, Registered (Switzerland)	519,289
		1,779,584
COMMERCIAL BANKS – (8.70%)
882,000	China CITIC Bank, Shares H* (China)	680,698
448,500	China Merchants Bank Co., Ltd. (China)	1,599,567
6,869	Erste Bank der oesterreichischen Sparkassen AG (Austria)	516,780
27,926	HSBC Holdings PLC (United Kingdom)	517,470
134,660	Turkiye Garanti Bankasi A.S. (Turkey)	914,246
		4,228,761
COMMERCIAL SERVICES & SUPPLIES – (0.63%)
97,941	Rentokil Initial PLC (United Kingdom)	306,613
CONSUMER DURABLES & APPAREL – (5.42%)
12,267	Hunter Douglas NV (Netherlands)	1,209,739
31,551	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	1,274,660
1,708	Mohawk Industries, Inc.*	153,737
		2,638,136
DIVERSIFIED FINANCIAL SERVICES – (3.23%)
8,006	Groupe Bruxelles Lambert S.A. (Belgium)	972,467
5,456	Pargesa Holding S.A., Bearer Shares (Switzerland)	597,717
		1,570,184
ENERGY – (3.05%)
30,785	Tenaris S.A., ADR (Luxembourg)	1,482,913
FOOD, BEVERAGE & TOBACCO – (9.17%)
20,486	Diageo PLC (United Kingdom)	418,447
26,519	Heineken Holding NV (Netherlands)	1,431,194
117	Japan Tobacco Inc. (Japan)	594,608
306	Lindt & Spruengli AG (Switzerland)	821,587
83	Lotte Chilsung Beverage Co., Ltd. (South Korea)	135,349

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD, BEVERAGE & TOBACCO – (Continued)
105	Lotte Confectionery Co., Ltd. (South Korea)	$183,245
1,530	Nong Shim Holdings Co., Ltd. (South Korea)	160,968
23,560	Unilever NV, NY Shares (Netherlands)	712,926
		4,458,324
HEALTH CARE EQUIPMENT & SERVICES – (4.41%)
11,492	Essilor International S.A. (France)	700,984
7,379	IDEXX Laboratories, Inc.*	739,450
21,238	Omnicare, Inc.	704,252
		2,144,686
HOUSEHOLD & PERSONAL PRODUCTS – (0.41%)
1,013	Pacific Corp. (South Korea)	201,936
LIFE & HEALTH INSURANCE – (3.62%)
7,693	AFLAC Inc.	400,959
37,360	Power Corp. of Canada (Canada)	1,358,800
		1,759,759
MATERIALS – (2.41%)
14,269	BHP Billiton PLC (United Kingdom)	418,657
8,960	Companhia Vale do Rio Doce, ADR (Brazil)	379,277
5,171	Rio Tinto PLC (United Kingdom)	373,067
		1,171,001
MEDIA – (10.64%)
27,380	Grupo Televisa S.A. ADR (Mexico)	691,345
9,380	Lagardere S.C.A. (France)	740,949
15,103	Liberty Global, Inc., Series C* (Netherlands)	601,628
64,613	News Corp., Class A	1,364,627
46,808	Virgin Media Inc. (United Kingdom)	1,163,179
42,807	WPP Group PLC (United Kingdom)	613,445
		5,175,173
MULTI-LINE INSURANCE – (1.81%)
13,699	American International Group, Inc.	879,202
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.91%)
7,280	Johnson & Johnson	440,440
PROPERTY & CASUALTY INSURANCE – (2.65%)
5,800	Ambac Financial Group, Inc.	389,470
17,030	Millea Holdings, Inc. (Japan)	677,438
24,740	NIPPONKOA Insurance Co., Ltd. (Japan)	224,069
		1,290,977
REAL ESTATE – (1.47%)
143,000	Hang Lung Group Ltd. (Hong Kong)	715,646

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SOFTWARE & SERVICES – (3.00%)
2,090	Google Inc., Class A*	$1,066,213
14,691	Iron Mountain Inc.*	393,572
		1,459,785
TECHNOLOGY HARDWARE & EQUIPMENT – (1.87%)
210,000	China Railway Logistics Ltd.* (China)	412,694
17,360	Nokia Oyj, ADR (Finland)	497,190
		909,884
TELECOMMUNICATION SERVICES – (4.39%)
22,223	America Movil SAB de C.V., Series L, ADR (Mexico)	1,330,713
15,691	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	260,155
19,303	SK Telecom Co., Ltd., ADR (South Korea)	543,186
		2,134,054
TRANSPORTATION – (9.99%)
54,480	Asciano Group* (Australia)	442,019
231,598	China Merchants Holdings International Co., Ltd. (China)	1,128,663
78,000	China Shipping Development Co. Ltd., Shares H (China)	201,659
224,400	Cosco Pacific Ltd. (China)	587,362
13,955	Kuehne & Nagel International AG, Registered (Switzerland)	1,365,086
11,550	Ryanair Holdings PLC, ADR* (Ireland)	479,440
54,480	Toll Holdings Ltd. (Australia)	651,849
		4,856,078
UTILITIES – (1.71%)
194,000	China Resources Power Holdings Co. Ltd. (China)	495,193
512,000	Guangdong Investment Ltd. (China)	334,451
		829,644

Total Common Stock – (identified cost $36,224,413)	44,684,007

SHORT TERM INVESTMENTS – (9.89%)

$954,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.28%,
	08/01/07, dated 07/31/07, repurchase value of $954,140
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.335%-6.987%, 09/01/33-05/01/37,
	total market value $973,080)	954,000
954,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $954,140
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-7.375%, 08/01/07-07/15/36,
	total market value $973,080)	954,000

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (Continued)

$612,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.28%,
	08/01/07, dated 07/31/07, repurchase value of $612,090
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0.00%-6.338%, 11/15/31-08/25/37,
	total market value $624,240)	$612,000
1,335,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07 repurchase value of $1,335,197
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 3.849%-8.67%, 12/01/08-11/01/46,
	total market value $1,361,700)	1,335,000
954,000	UBS Securities LLC Joint Repurchase Agreement, 5.30%,
	08/01/07, dated 07/31/07, repurchase value of $954,140
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-6.50%, 11/01/25-06/01/37,
	total market value $973,080)	954,000

Total Short Term Investments – (identified cost $4,809,000)	4,809,000

Total Investments – (101.78%) – (identified cost $41,033,413) – (a)	49,493,007
Liabilities Less Other Assets – (1.78%)	(867,683)
Net Assets – (100.00%)	$48,625,324

ADR: American Depositary Receipt

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $41,384,539. At July 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$8,552,248
Unrealized depreciation	(443,780)
Net unrealized appreciation	$8,108,468

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

July 31, 2007 (Unaudited)

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual shareholder report.

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

July 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (100.36%)

AUTOMOBILES & COMPONENTS – (3.77%)
1,000	Continental AG (Germany)	$144,097
4,000	DaimlerChrysler AG, Registered (Germany)	362,290
84	Porsche AG (Germany)	152,429
		658,816
CAPITAL GOODS – (6.62%)
192,000	Harbin Power Equipment Co. Ltd., Shares H (China)	328,495
670,000	Shanghai Electric Group Co. Ltd. Shares H (China)	314,602
2,700	Siemens AG, Registered (Germany)	341,726
11,000	Taeyoung Engineering & Construction (South Korea)	171,946
		1,156,769
CAPITAL MARKETS – (4.51%)
29,300	RHJ International* (Japan)	594,919
3,500	UBS AG, Registered (Switzerland)	193,764
		788,683
COMMERCIAL BANKS – (11.11%)
397,000	China CITIC Bank, Shares H* (China)	306,391
215,500	China Merchants Bank Co., Ltd. (China)	768,577
3,300	Erste Bank der oesterreichischen Sparkassen AG (Austria)	248,271
10,711	HSBC Holdings PLC (United Kingdom)	198,475
61,900	Turkiye Garanti Bankasi A.S. (Turkey)	420,257
		1,941,971
COMMERCIAL SERVICES & SUPPLIES – (0.84%)
47,100	Rentokil Initial PLC (United Kingdom)	147,451
CONSUMER DURABLES & APPAREL – (6.61%)
5,900	Hunter Douglas NV (Netherlands)	581,842
14,200	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	573,680
		1,155,522
DIVERSIFIED FINANCIAL SERVICES – (4.31%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	467,649
2,600	Pargesa Holding S.A., Bearer Shares (Switzerland)	284,836
		752,485
ENERGY – (4.08%)
14,800	Tenaris S.A., ADR (Luxembourg)	712,916
FOOD, BEVERAGE & TOBACCO – (11.94%)
9,310	Diageo PLC (United Kingdom)	190,166
12,200	Heineken Holding NV (Netherlands)	658,417
52	Japan Tobacco Inc. (Japan)	264,270
150	Lindt & Spruengli AG (Switzerland)	402,739
47	Lotte Chilsung Beverage Co., Ltd. (South Korea)	76,643
54	Lotte Confectionery Co., Ltd. (South Korea)	94,240

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

July 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD, BEVERAGE & TOBACCO – (Continued)
700	Nong Shim Holdings Co., Ltd. (South Korea)	$73,646
10,800	Unilever NV, NY Shares (Netherlands)	326,808
		2,086,929
HEALTH CARE EQUIPMENT & SERVICES – (1.95%)
5,600	Essilor International S.A. (France)	341,586
HOUSEHOLD & PERSONAL PRODUCTS – (0.57%)
500	Pacific Corp. (South Korea)	99,672
LIFE & HEALTH INSURANCE – (3.33%)
16,000	Power Corp. of Canada (Canada)	581,927
MATERIALS – (3.23%)
6,900	BHP Billiton PLC (United Kingdom)	202,448
4,300	Companhia Vale do Rio Doce, ADR (Brazil)	182,019
2,500	Rio Tinto PLC (United Kingdom)	180,365
		564,832
MEDIA – (10.29%)
12,400	Grupo Televisa S.A., ADR (Mexico)	313,100
4,300	Lagardere S.C.A. (France)	339,668
7,300	Liberty Global, Inc., Series C* (Netherlands)	290,796
22,500	Virgin Media Inc. (United Kingdom)	559,125
20,600	WPP Group PLC (United Kingdom)	295,208
		1,797,897
PROPERTY & CASUALTY INSURANCE – (2.36%)
7,800	Millea Holdings, Inc. (Japan)	310,277
11,200	NIPPONKOA Insurance Co., Ltd. (Japan)	101,438
		411,715
REAL ESTATE – (1.80%)
63,000	Hang Lung Group Ltd. (Hong Kong)	315,285
TECHNOLOGY HARDWARE & EQUIPMENT – (2.46%)
98,000	China Railway Logistics Ltd.* (China)	192,590
8,300	Nokia Oyj, ADR (Finland)	237,712
		430,302
TELECOMMUNICATION SERVICES – (5.88%)
10,700	America Movil SAB de C.V., Series L, ADR (Mexico)	640,716
7,590	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	125,842
9,300	SK Telecom Co., Ltd., ADR (South Korea)	261,702
		1,028,260
TRANSPORTATION – (12.87%)
24,700	Asciano Group* (Australia)	200,401
111,122	China Merchants Holdings International Co., Ltd. (China)	541,539

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

July 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (Continued)
34,000	China Shipping Development Co. Ltd., Shares H (China)	$87,903
108,000	Cosco Pacific Ltd. (China)	282,688
6,400	Kuehne & Nagel International AG, Registered (Switzerland)	626,052
5,200	Ryanair Holdings PLC, ADR* (Ireland)	215,852
24,700	Toll Holdings Ltd. (Australia)	295,534
		2,249,969
UTILITIES – (1.83%)
74,000	China Resources Power Holdings Co. Ltd. (China)	188,888
200,000	Guangdong Investment Ltd. (China)	130,645
		319,533

Total Investments – (100.36%) – (identified cost $15,423,537) – (a)	17,542,520
Liabilities Less Other Assets – (0.36%)	(62,599)
Net Assets – (100%)	$17,479,921

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $15,435,270. At July 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$2,267,581
Unrealized depreciation	(160,331)
Net unrealized appreciation	$2,107,250

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: September 28, 2007

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: September 28, 2007